Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current	$ 6,081	$ 1,097,888
The provision for income taxes	$ 6,081	$ 1,097,888	$ 1,104